Capital Stock (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted stock units
Antidilutive securities
Number of securities not included in computation of diluted earnings per share (in shares)	301	265	148
Stock options
Antidilutive securities
Number of securities not included in computation of diluted earnings per share (in shares)	188	286	389
Stock Appreciation Rights (SARs)
Antidilutive securities
Number of securities not included in computation of diluted earnings per share (in shares)	912	1,078	530
Performance Shares [Member]
Antidilutive securities
Number of securities not included in computation of diluted earnings per share (in shares)	93	0	0
Other stock-based compensation units
Antidilutive securities
Number of securities not included in computation of diluted earnings per share (in shares)	0	101	317